Schedule of borrowings term loan (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Interest rates	6.00%
Trade receivables financing [member]
IfrsStatementLineItems [Line Items]
Trade receivables immediate payment	90.00%
Trade settlement of receivables	10.00%
Term Loan I [member]
IfrsStatementLineItems [Line Items]
Monthly Instalments	120 months
Term Loan I [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Business financing rate	5.68%
Term Loan I [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Business financing rate	5.68%
Term Loan IV [member]
IfrsStatementLineItems [Line Items]
Monthly Instalments	5 years
Interest rates	2.00%
Term Loan V [member]
IfrsStatementLineItems [Line Items]
Monthly Instalments	5 years
Interest rates	2.00%
Term Loan VI [member]
IfrsStatementLineItems [Line Items]
Monthly Instalments	5 years
Interest rates	2.50%
Term Loan VII [member]
IfrsStatementLineItems [Line Items]
Monthly Instalments	3 years
Interest rates	2.00%
Revolving credit [member]
IfrsStatementLineItems [Line Items]
Interest rates	2.00%
Bank cost of funds rate	2.00%
Revolving credit [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Loans repayments term	1 month
Revolving credit [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Loans repayments term	6 months